Stock-based compensation - Schedule of Employee Service Share Based Compensation Allocation of Recognized Period Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
stock-based compensation expense	$ 31,994	$ 3,048	$ 4,306
Cost of Sales [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
stock-based compensation expense	12,794	1,526	1,953
Selling, General and Administrative Expenses [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
stock-based compensation expense	$ 19,200	$ 1,522	$ 2,353